Withholding Taxes Receivables, Net - Schedule of Current and Non Current Portion of Tax Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current and Non-Current Portion of Tax Receivables [Abstract]
Current portion	$ 393,960	$ 607,221
Non-current portion	1,967,826	1,617,625
Withholding taxes receivables, net	$ 2,361,786	$ 2,224,846	$ 2,691,096